Summary Information about Changes of Level Three (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of year	$ (10,476,000)	¥ (859,000,000)	¥ (2,280,000,000)	¥ 919,000,000
Total gains or losses (realized/unrealized)	1,305,000	107,000,000	219,000,000	1,543,000,000
Included in earnings	1,134,000	93,000,000	6,000,000	1,605,000,000
Included in other comprehensive income (loss)	171,000	14,000,000	213,000,000	(62,000,000)
Total purchases, issuance and settlements			1,202,000,000	(4,742,000,000)
Purchases
Issuance
Settlements			1,202,000,000	(4,742,000,000)
Balance at end of year	$ (9,171,000)	¥ (752,000,000)	¥ (859,000,000)	¥ (2,280,000,000)